Net (loss) earnings per share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net (loss) earnings per share
15.
Net (loss) earnings per share

Basic and diluted net (loss) earnings per share for each of the year presented were calculated as follows. The Group had share options and non-vested RSUs (Note 14) which could potentially dilute basic earnings per ordinary share in the future.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net loss	(156,250)	(8,229)	336,288
Denominator:
Weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share (note)	—	—	—
Basic	162,160,835	161,618,799	161,315,074
Diluted	162,160,835	161,618,799	162,191,874
Net (loss) earnings per ordinary share
Basic	(0.96)	(0.05)	2.08
Diluted	(0.96)	(0.05)	2.07

Note: The vested but not exercised share options and RSUs with nominal exercise price were included in the weighted average number of ordinary shares for the purpose of calculating basic (loss) earnings per ordinary share.

As of December 31, 2023 and 2024, the calculation of diluted net (loss) earnings per share does not include the effect of the following instruments, which are share options and non-vested restricted share units shares, as the effect of the inclusion was anti-dilutive. As of December 31, 2025, the Company included potentially dilutive shares in the computation of diluted net earnings per ordinary share.

	2023	2024
Share Options	13,881,531	12,300,341
Non-vested restricted share units	30,000	873,333
Total	13,911,531	13,173,674